Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	0.32363%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$306,769.66

Principal:
Principal Collections	$9,608,114.75
Prepayments in Full	$3,161,938.29
Liquidation Proceeds	$30,632.94
Recoveries	$22,408.54
Sub Total	$12,823,094.52
Collections	$13,129,864.18

Purchase Amounts:
Purchase Amounts Related to Principal	$200,843.44
Purchase Amounts Related to Interest	$595.34
Sub Total	$201,438.78

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,331,302.96

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	44
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,331,302.96
Servicing Fee	$152,753.67	$152,753.67	$0.00	$0.00	$13,178,549.29
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,178,549.29
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$13,178,549.29
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$13,178,549.29
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,178,549.29
Interest - Class A-4 Notes	$93,044.38	$93,044.38	$0.00	$0.00	$13,085,504.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,085,504.91
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$13,028,530.24
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,028,530.24
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$12,986,150.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,986,150.66
Regular Principal Payment	$12,039,232.85	$12,039,232.85	$0.00	$0.00	$946,917.81
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$946,917.81
Residual Released to Depositor	$0.00	$946,917.81	$0.00	$0.00	$0.00
Total		$13,331,302.96

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$12,039,232.85
Total					$12,039,232.85
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,039,232.85	$99.03	$93,044.38	$0.77	$12,132,277.23	$99.80
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$12,039,232.85	$9.14	$192,398.63	$0.15	$12,231,631.48	$9.29

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$79,752,324.02	0.6560198	$67,713,091.17	0.5569885
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$145,622,324.02	0.1105427	$133,583,091.17	0.1014037

Pool Information
Weighted Average APR	2.170%	2.170%
Weighted Average Remaining Term	21.51	20.77
Number of Receivables Outstanding	20,749	19,992
Pool Balance	$183,304,405.17	$170,242,998.23
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$171,969,097.40	$159,929,864.55
Pool Factor	0.1281851	0.1190512

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$7,149,991.01
Yield Supplement Overcollateralization Amount	$10,313,133.68
Targeted Overcollateralization Amount	$36,659,907.06
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$36,659,907.06

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		58	$59,877.52
(Recoveries)		113	$22,408.54
Net Loss for Current Collection Period			$37,468.98
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2453%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8228%
Second Prior Collection Period			0.3113%
Prior Collection Period			-0.1397%
Current Collection Period			0.2544%
Four Month Average (Current and Prior Three Collection Periods)			0.3122%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,706	$14,012,269.18
(Cumulative Recoveries)			$2,508,382.58
Cumulative Net Loss for All Collection Periods			$11,503,886.60
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8045%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,780.97
Average Net Loss for Receivables that have experienced a Realized Loss			$3,104.12

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.00%	156	$1,703,177.74
61-90 Days Delinquent	0.19%	23	$319,561.92
91-120 Days Delinquent	0.09%	11	$153,361.91
Over 120 Days Delinquent	0.47%	51	$803,615.32
Total Delinquent Receivables	1.75%	241	$2,979,716.89

Repossession Inventory:
Repossessed in the Current Collection Period		4	$77,568.29
Total Repossessed Inventory		17	$272,152.27

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3815%
Prior Collection Period			0.4530%
Current Collection Period			0.4252%
Three Month Average			0.4199%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7498%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	44

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer